UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Mortgage Securities Fund
Class A [PGSIX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$47	0.93%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$431,994,861
Total Number of Portfolio Holdings*	453
Portfolio Turnover Rate	626%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSA-0525

Putnam Mortgage Securities Fund
Class C [PGVCX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$84	1.68%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$431,994,861
Total Number of Portfolio Holdings*	453
Portfolio Turnover Rate	626%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSC-0525

Putnam Mortgage Securities Fund
Class R [PGVRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$59	1.18%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$431,994,861
Total Number of Portfolio Holdings*	453
Portfolio Turnover Rate	626%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSR-0525

Putnam Mortgage Securities Fund
Class R6 [POLYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.53%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$431,994,861
Total Number of Portfolio Holdings*	453
Portfolio Turnover Rate	626%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSR6-0525

Putnam Mortgage Securities Fund
Class Y [PUSYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Mortgage Securities Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$34	0.68%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$431,994,861
Total Number of Portfolio Holdings*	453
Portfolio Turnover Rate	626%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced mortgage security trades, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Mortgage Securities Fund	PAGE 1	38913-STSY-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Mortgage Securities
Fund

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (149.4%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (40.3%)
Government National Mortgage Association Adjustable Rate Mortgages (US Treasury Yield Curve Rate + 1.50%), 4.625%, 7/20/26	$614	$616
Government National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/55	17,000,000	17,255,805
5.50%, TBA, 4/1/55	12,000,000	12,026,537
5.50%, 8/15/35	81	83
5.00%, TBA, 4/1/55	33,000,000	32,462,043
4.50%, TBA, 4/1/55	28,000,000	26,866,875
4.00%, TBA, 4/1/55	13,000,000	12,170,630
3.50%, TBA, 4/1/55	14,000,000	12,811,160
3.00%, TBA, 4/1/55	19,000,000	16,831,340
2.50%, TBA, 4/1/55	29,000,000	24,739,217
2.00%, TBA, 4/1/55	23,000,000	18,814,348
		173,978,654
U.S. Government Agency Mortgage Obligations (109.1%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/55	67,000,000	68,058,481
5.50%, TBA, 4/1/55	108,000,000	107,873,311
5.00%, TBA, 4/1/55	8,000,000	7,841,654
4.50%, TBA, 4/1/55	35,000,000	33,481,828
4.00%, TBA, 4/1/55	24,000,000	22,364,844
3.50%, TBA, 4/1/55	33,000,000	29,764,609
3.50%, TBA, 4/1/40	2,000,000	1,924,133
3.00%, TBA, 4/1/55	33,000,000	28,604,318
3.00%, TBA, 4/1/40	4,000,000	3,784,121
2.50%, TBA, 4/1/55	62,000,000	51,563,552
2.50%, TBA, 4/1/40	9,000,000	8,328,126
2.00%, TBA, 4/1/55	103,000,000	81,873,681
2.00%, TBA, 4/1/40	18,000,000	16,270,842
1.50%, TBA, 4/1/40	11,000,000	9,653,683
		471,387,183
Total U.S. government and agency mortgage obligations (cost $644,435,766)		$645,365,837
MORTGAGE-BACKED SECURITIES (80.4%)*	Principal amount	Value
Agency collateralized mortgage obligations (30.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 7.834%, 4/15/37	$105,628	$121,202
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 6.471%, 3/15/35	834,189	857,996
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.49%, 10/25/53	689,016	693,957
REMICs FRB Ser. 5391, Class FC, (US 30 Day Average SOFR + 1.10%), 5.44%, 3/25/54	521,096	524,096
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 4.922%, 7/25/43 W	9,140	8,854
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	240,299	5,489
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 4.005%, 10/25/43 W	4,672	3,829
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	6,548,821	1,383,891
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	4,105,047	837,964
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,456,302	921,849
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	9,268,623	1,842,072
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	2,712,231	286,546
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	72,934	1,642
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	16,949,267	2,706,617
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.646%, 8/25/50	6,289,178	820,900
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 9/25/49	7,636,304	815,432
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.587%, 4/15/44	7,563,562	751,122
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	1,121	943
REMICs Ser. 3391, PO, zero %, 4/15/37	19,808	17,114
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	10,406	9,047

Mortgage Securities Fund
1

MORTGAGE-BACKED SECURITIES (80.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Trust FRB Ser. 04-W7, Class A2, 7.984%, 3/25/34 W	$2,143	$2,158
REMICs FRB Ser. 03-W11, Class A1, 7.891%, 6/25/33 W	210	213
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 6.951%, 2/25/38	64,207	64,859
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	3,463,148	583,653
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	2,239,923	140,422
REMICs FRB Ser. 24-105, Class FC, (US 30 Day Average SOFR + 1.00%), 5.34%, 1/25/55	2,139,399	2,150,767
REMICs FRB Ser. 03-W14, Class 2A, 4.86%, 1/25/43 W	5,741	5,913
Trust FRB Ser. 04-W2, Class 4A, 4.762%, 2/25/44 W	2,283	2,249
Trust FRB Ser. 03-W3, Class 1A4, 4.761%, 8/25/42 W	13,830	13,299
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	8,944,387	1,688,100
REMICs Ser. 21-14, Class CI, IO, 4.50%, 11/25/49	4,005,747	943,636
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	433,008	9,753
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	19,220,787	3,819,345
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	5,679,134	828,390
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	25,451,497	4,627,337
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	6,562,627	1,031,329
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	7,332,078	1,206,435
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	8,110,125	1,037,287
REMICS IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.56%, 12/25/53	29,794,952	2,341,019
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	5,728,147	943,804
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 2.146%, 10/25/41	192,784	13,951
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.796%, 3/25/48	3,972,343	381,111
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 9/25/49	6,099,403	772,935
REMICs IFB Ser. 23-57, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 1.546%, 10/25/49	5,564,328	588,873
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 1.496%, 1/25/50	13,396,228	1,807,273
REMICs Ser. 01-79, Class BI, IO, 0.244%, 3/25/45 W	470,835	2,423
REMICs Ser. 03-34, PO, zero %, 4/25/43	29,613	27,129
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	67,690	58,359
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	2,088	1,746
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	725	601
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	2,165,521	323,716
FRB Ser. 23-152, Class FB, IO, (US 30 Day Average SOFR + 1.15%), 5.494%, 4/20/51	957,691	973,262
IFB Ser. 23-140, Class JS, IO, ((-2.488 x US 30 Day Average SOFR) + 16.05%), 5.24%, 9/20/53	1,006,414	1,020,534
Ser. 24-4, Class GI, IO, 5.00%, 2/20/53	3,434,527	831,701
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	5,357,542	931,140
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	8,799,912	1,728,801
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	3,127,755	580,084
Ser. 14-76, IO, 5.00%, 5/20/44	1,766,875	370,839
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,087,509	230,747
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	5,031,993	1,028,590
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 4.514%, 5/20/53	2,556,732	2,678,435
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	6,556,726	1,513,031
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	2,964,500	512,410
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	3,901,217	614,391
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	2,801,651	474,373
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,717,029	511,619
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	4,838,624	862,821
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	3,410,949	214,502
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	9,998,024	1,263,860
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	13,383,304	2,063,419
Ser. 21-182, Class TI, IO, 3.50%, 10/20/51	4,265,532	839,748
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	9,898,591	1,804,418
Ser. 12-136, IO, 3.50%, 11/20/42	4,643,622	626,948
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	329,692	7,838
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	821,703	41,319
Ser. 16-H18, Class QI, IO, 3.319%, 6/20/66 W	6,701,328	352,684
FRB Ser. 16-H19, Class AI, IO, 3.258%, 9/20/66 W	11,207,776	496,460
Ser. 16-H23, Class NI, IO, 3.022%, 10/20/66 W	12,270,821	520,651
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	6,890,972	1,057,812

2
Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (80.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	$7,425,212	$1,131,402
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	7,931,684	920,129
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	9,807,411	1,688,646
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	849,268	25,825
Ser. 15-H20, Class CI, IO, 2.991%, 8/20/65 W	11,063,304	518,814
FRB Ser. 15-H16, Class XI, IO, 2.978%, 7/20/65 W	3,829,360	207,004
Ser. 15-H14, Class AI, IO, 2.957%, 6/20/65 W	15,981,285	745,239
Ser. 15-H22, Class AI, IO, 2.789%, 9/20/65 W	13,041,483	604,942
Ser. 16-H24, Class JI, IO, 2.788%, 11/20/66 W	3,390,530	193,908
Ser. 20-H18, Class DI, IO, 2.762%, 11/20/70 W	1,990,555	114,889
Ser. 18-H19, Class JI, IO, 2.722%, 10/20/68 W	9,261,278	346,705
Ser. 15-H13, Class AI, IO, 2.663%, 6/20/65 W	6,573,899	313,624
Ser. 16-H13, Class IK, IO, 2.66%, 6/20/66 W	5,640,306	497,345
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.656%, 2/20/53	14,081,033	1,036,985
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.606%, 1/20/54	13,918,223	1,070,979
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.606%, 11/20/53	10,671,578	653,962
Ser. 17-H03, Class KI, IO, 2.597%, 1/20/67 W	9,322,173	719,495
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.556%, 1/20/53	30,392,995	2,127,786
Ser. 17-H04, Class BI, IO, 2.53%, 2/20/67 W	6,798,286	279,506
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	11,163,367	1,663,025
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	24,251,557	3,516,764
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	7,279,635	1,034,925
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	22,558,872	3,213,376
Ser. 20-123, Class NI, IO, 2.50%, 8/20/50	14,021,091	2,066,351
Ser. 21-97, Class NI, IO, 2.50%, 8/20/49	8,803,859	1,071,707
Ser. 16-H27, Class GI, IO, 2.373%, 12/20/66 W	12,608,684	715,228
Ser. 16-H06, Class DI, IO, 2.364%, 7/20/65 W	5,638,710	182,474
IFB Ser. 24-126, Class LS, ((-1 x US 30 Day Average SOFR) + 6.65%), 2.306%, 8/20/54	31,097,552	2,451,230
Ser. 17-H06, Class MI, IO, 2.268%, 2/20/67 W	9,413,932	400,742
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 2.266%, 12/20/43	2,366,342	306,707
Ser. 16-H07, Class PI, IO, 2.246%, 3/20/66 W	11,503,627	669,281
Ser. 14-H21, Class AI, IO, 2.194%, 10/20/64 W	9,791,461	342,074
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 2.166%, 4/20/38	4,944,734	676,642
Ser. 16-H24, IO, 2.125%, 9/20/66 W	8,035,060	532,250
Ser. 15-H10, Class HI, IO, 2.085%, 4/20/65 W	7,789,014	391,289
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 2.056%, 1/20/54	11,421,545	671,173
IFB Ser. 24-7, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 2.056%, 1/20/54	10,240,272	674,200
Ser. 16-H03, Class AI, IO, 1.996%, 1/20/66 W	6,978,552	255,764
Ser. 17-H08, Class GI, IO, 1.962%, 2/20/67 W	7,497,409	664,848
Ser. 15-H23, Class TI, IO, 1.962%, 9/20/65 W	7,561,115	227,559
Ser. 17-H23, Class BI, IO, 1.926%, 11/20/67 W	5,385,233	193,373
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.906%, 2/20/53	6,844,751	509,148
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.906%, 1/20/53	15,947,559	1,224,232
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 6/20/51	8,225,805	1,191,820
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 5/20/51	11,727,813	1,586,141
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 4/20/51	3,794,885	506,557
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 8/20/50	4,523,220	661,649
Ser. 16-H10, Class AI, IO, 1.846%, 4/20/66 W	12,994,422	315,102
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 1.816%, 4/20/53	30,852,510	2,200,062
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.766%, 6/20/43	5,784,070	611,481
IFB Ser. 20-96, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 7/20/50	12,571,405	1,619,441
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 9/16/43	4,608,490	459,530
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 2/20/40	365,800	39,967
IFB Ser. 16-80, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 1.666%, 6/20/46	5,693,450	683,385
IFB Ser. 24-64, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 4/20/54	40,204,143	3,026,970
IFB Ser. 24-51, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 3/20/54	14,833,965	868,348
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 11/20/53	31,917,388	1,762,501
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 7/20/53	14,924,529	931,531
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 6/20/53	25,799,493	1,272,294
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 11/20/49	23,325,783	2,735,869

Mortgage Securities Fund
3

MORTGAGE-BACKED SECURITIES (80.4%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 10/20/49	$7,270,858	$867,759
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 9/20/49	5,094,766	586,024
Ser. 15-H04, Class AI, IO, 1.613%, 12/20/64 W	7,958,161	237,670
Ser. 17-H08, Class NI, IO, 1.578%, 3/20/67 W	6,316,561	207,258
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.566%, 10/20/49	7,101,528	812,864
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.566%, 5/20/44	9,271,462	1,004,444
IFB Ser. 24-30, Class SU, IO, ((-1 x US 30 Day Average SOFR) + 5.85%), 1.506%, 2/20/54	20,867,259	1,293,127
IFB Ser. 24-30, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 1.456%, 2/20/54	19,927,950	1,120,202
IFB Ser. 24-4, Class NS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 1.406%, 1/20/54	15,852,717	1,038,711
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 1.306%, 3/20/53	23,833,317	973,949
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 1.256%, 12/20/52	32,203,926	2,270,564
Ser. 17-H09, IO, 1.221%, 4/20/67 W	7,048,199	219,826
Ser. 17-H10, Class MI, IO, 1.197%, 4/20/67 W	7,173,844	222,719
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 1.166%, 8/20/44	2,657,186	232,183
FRB Ser. 20-H05, Class BI, IO, 2.714%, 3/20/70 W	2,713,498	138,749
		130,731,328
Commercial mortgage-backed securities (29.0%)
BANK FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57 W	9,773,261	829,531
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	839,000	625,302
Bank5 FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57 W	14,910,165	688,210
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	2,034,000	1,008,931
FRB Ser. 19-C5, Class F, 2.574%, 11/15/52 W	1,001,000	565,864
Bayview Opportunity Master Fund VII Trust 144A Ser. 23-1A, Class A, 6.93%, 10/28/60	358,383	364,304
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	19,369,211	1,194,292
FRB Ser. 25-C32, Class XA, IO, 1.13%, 2/15/62 W	9,298,009	810,611
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.501%, 11/16/38 (Cayman Islands)	485,405	486,156
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.204%, 1/15/51 W	718,000	622,872
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57 W	12,778,598	639,326
Ser. 19-B15, Class XA, IO, 0.802%, 12/15/72 W	13,544,234	386,917
FRB Ser. 24-V11, Class XA, IO, 0.56%, 11/15/57 W	23,289,000	556,938
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.053%, 4/10/51 W	1,141,000	760,226
Ser. 19-B11, Class D, 3.00%, 5/15/52	1,556,000	760,596
Ser. 18-B1, Class E, 3.00%, 1/15/51 W	1,840,000	901,602
BMO Mortgage Trust FRB Ser. 24-5C6, Class XA, IO, 1.353%, 9/15/57 W	11,397,974	579,557
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	2,305,000	1,345,746
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.539%, 2/10/50 W	1,638,000	696,524
Ser. 17-CD3, Class B, 3.984%, 2/10/50 W	826,000	558,711
Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	1,363,000	1,275,757
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	2,287,000	498,180
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	847,859
CFCRE Commercial Mortgage Trust Ser. 16-C7, Class A3, 3.839%, 12/10/54	624,000	610,438
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	603,000	557,014
Citigroup Commercial Mortgage Trust FRB Ser. 15-P1, Class C, 4.387%, 9/15/48 W	973,000	937,619
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.076%, 11/10/46 W	1,265,167	1,234,778
FRB Ser. 12-GC8, Class C, 4.783%, 9/10/45 W	1,387,488	1,262,690
FRB Ser. 15-GC27, Class D, 4.529%, 2/10/48 W	2,218,265	2,129,046
Ser. 15-GC27, Class E, 3.00%, 2/10/48	2,035,000	1,746,994
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.751%, 4/10/47 W	1,741,904	1,639,037
FRB Ser. 14-CR17, Class C, 4.723%, 5/10/47 W	1,360,000	1,250,438
FRB Ser. 13-CR13, Class C, 4.646%, 11/10/46 W	236,014	219,348
FRB Ser. 14-UBS4, Class C, 4.506%, 8/10/47 W	397,060	299,028

4
Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (80.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 14-UBS3, Class C, 4.468%, 6/10/47 W	$409,000	$292,987
Ser. 14-CR17, Class B, 4.377%, 5/10/47	618,222	604,584
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,425,983	1,341,971
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	597,170	589,935
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	1,285,000	1,240,992
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	878,929	840,438
FRB Ser. 15-CR26, Class D, 3.463%, 10/10/48 W	1,351,375	1,110,550
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.372%, 8/10/46 W	2,545,397	2,186,305
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47 W	1,959,000	1,605,047
FRB Ser. 13-CR13, Class D, 4.646%, 11/10/46 W	2,536,000	1,543,181
FRB Ser. 14-UBS4, Class D, 4.568%, 8/10/47 W	757,000	168,953
FRB Ser. 14-CR19, Class D, 4.512%, 8/10/47 W	501,136	480,411
FRB Ser. 13-CR7, Class D, 4.244%, 3/10/46 W	708,716	675,945
FRB Ser. 15-LC19, Class E, 4.216%, 2/10/48 W	1,436,000	1,131,007
Ser. 12-CR4, Class B, 3.703%, 10/15/45	1,848,000	1,332,609
Ser. 13-LC6, Class E, 3.50%, 1/10/46	701,000	629,000
Ser. 17-COR2, Class D, 3.00%, 9/10/50	882,000	765,542
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,240,000	1,141,098
FRB Ser. 18-COR3, Class D, 2.814%, 5/10/51 W	499,000	180,296
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.362%, 8/15/48 W	1,033,000	915,082
FRB Ser. 15-C2, Class C, 4.237%, 6/15/57 W	763,000	706,280
FRB Ser. 15-C2, Class D, 4.237%, 6/15/57 W	838,000	657,836
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	1,269,000	1,232,274
Ser. 15-C1, Class B, 3.96%, 4/15/50 W	1,109,000	1,060,179
FRB Ser. 15-C1, Class C, 3.96%, 4/15/50 W	644,000	586,876
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	1,828,000	894,738
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.288%, 8/10/44 W	1,296,342	1,247,269
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.09%, 1/25/51	1,051,000	1,094,854
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.34%, 11/25/51	2,289,000	2,385,589
Government National Mortgage Association FRB Ser. 24-32, IO, 0.705%, 6/16/63 W	17,088,159	889,796
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class B, 4.417%, 9/10/47 W	1,608,000	1,504,016
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.364%, 8/10/43 W	742,000	706,428
FRB Ser. 14-GC24, Class D, 4.438%, 9/10/47 W	1,892,000	785,012
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	1,021,000	226,522
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.51%, 9/15/47 W	1,124,000	1,028,201
FRB Ser. 14-C18, Class B, 4.484%, 2/15/47 W	754,304	730,052
FRB Ser. 14-C25, Class B, 4.347%, 11/15/47 W	1,497,000	1,395,492
FRB Ser. 13-C12, Class D, 3.86%, 7/15/45 W	1,408,000	1,296,232
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C23, Class D, 3.966%, 9/15/47 W	726,000	636,148
FRB Ser. C14, Class D, 3.935%, 8/15/46 W	1,732,000	1,336,314
FRB Ser. 13-C12, Class E, 3.86%, 7/15/45 W	1,235,000	852,175
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.425%, 9/15/50 W	859,000	508,170
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51 W	835,000	734,507
Ser. 18-C8, Class B, 4.522%, 6/15/51	636,000	583,392
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	590,000	391,957
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.322%, 6/15/49 W	2,330,000	1,085,097
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.287%, 4/15/46 W	933,000	228,768
FRB Ser. 13-C10, Class C, 4.076%, 12/15/47 W	421,585	397,816
Ser. 13-LC11, Class B, 3.499%, 4/15/46	375,874	353,784

Mortgage Securities Fund
5

MORTGAGE-BACKED SECURITIES (80.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.533%, 2/15/46 W	$1,123,000	$1,000,334
FRB Ser. 13-C16, Class D, 4.558%, 12/15/46 W	951,714	895,542
FRB Ser. 12-LC9, Class D, 3.577%, 12/15/47 W	1,408,000	1,336,043
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	796,000	771,248
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.538%, 10/15/48 W	1,824,000	1,726,832
FRB Ser. 14-C16, Class B, 4.225%, 6/15/47 W	182,996	180,993
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	1,616,000	1,399,099
FRB Ser. 17-C34, Class C, 4.171%, 11/15/52 W	751,000	641,060
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46 W	950,570	888,807
FRB Ser. 13-C9, Class C, 3.716%, 5/15/46 W	946,000	870,112
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	1,095,602	1,044,890
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.749%, 10/15/46 W	800,000	727,385
FRB Ser. 13-C12, Class E, 4.749%, 10/15/46 W	1,232,618	938,633
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,288,000	74,504
FRB Ser. 15-C24, Class E, 4.318%, 5/15/48 W	1,239,000	1,028,647
FRB Ser. 15-C23, Class D, 4.137%, 7/15/50 W	924,000	890,273
FRB Ser. 12-C6, Class E, 4.064%, 11/15/45 W	1,677,000	664,910
FRB Ser. 13-C10, Class F, 3.98%, 7/15/46 W	2,316,000	178,557
FRB Ser. 13-C9, Class D, 3.804%, 5/15/46 W	1,122,000	1,021,323
Ser. 15-C24, Class D, 3.257%, 5/15/48	903,000	805,452
Ser. 14-C19, Class D, 3.25%, 12/15/47	954,000	849,794
Morgan Stanley Capital I Trust FRB Ser. 16-UB11, Class C, 3.691%, 8/15/49 W	1,920,000	1,841,940
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class E, 4.943%, 7/15/49 W	2,173,444	2,131,330
FRB Ser. 12-C4, Class E, 4.82%, 3/15/45 W	1,938,000	748,223
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 7.704%, 10/25/49	2,998,653	3,051,891
PFP, Ltd. 144A
FRB Ser. 23-10, Class AS, 7.344%, 9/16/38 (Bermuda)	507,000	508,184
FRB Ser. 22-9, Class AS, 7.104%, 8/19/35 (Bermuda)	687,000	689,576
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.787%, 6/25/37	394,256	394,875
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 4.876%, 6/15/51 W	986,000	895,603
FRB Ser. 17-C3, Class C, 4.38%, 8/15/50 W	1,405,000	1,310,871
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	1,132,786	1,068,687
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51 W	1,695,000	964,439
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.975%, 1/15/59 W	1,174,000	1,011,914
FRB Ser. 18-C46, Class C, 4.95%, 8/15/51 W	868,000	795,984
FRB Ser. 15-C31, Class C, 4.591%, 11/15/48 W	1,373,000	1,331,268
FRB Ser. 15-SG1, Class B, 4.464%, 9/15/48 W	1,072,000	1,029,209
FRB Ser. 15-C29, Class D, 4.245%, 6/15/48 W	1,407,000	1,342,250
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	418,000	374,032
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,554,000	1,365,562
Ser. 15-C31, Class A4, 3.695%, 11/15/48	603,000	598,575
Ser. 15-NXS3, Class A4, 3.617%, 9/15/57	508,000	504,311
Ser. 16-BNK1, Class C, 3.071%, 8/15/49 W	790,000	566,742
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.591%, 11/15/48 W	1,550,000	1,112,000
FRB Ser. 15-C30, Class D, 4.507%, 9/15/58 W	522,500	508,872
Ser. 17-RB1, Class D, 3.401%, 3/15/50	991,000	526,181
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,498,000	1,318,556
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.293%, 10/15/57 W	842,000	786,630
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	1,353,000	1,288,748
FRB Ser. 14-C21, Class B, 4.213%, 8/15/47 W	1,360,271	1,315,953
FRB Ser. 13-C11, Class C, 3.75%, 3/15/45 W	1,104,500	1,051,797

6
Mortgage Securities Fund

MORTGAGE-BACKED SECURITIES (80.4%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.96%, 6/15/44 W	$1,066,568	$973,106
FRB Ser. 12-C9, Class E, 4.404%, 11/15/45 W	707,408	702,293
FRB Ser. 13-C11, Class D, 3.806%, 3/15/45 W	1,406,000	1,192,950
WFRBS Commercial Mortgage Trust FRB Ser. 13-C15, Class C, 4.206%, 8/15/46 W	1,230,000	1,032,009
		125,471,148
Residential mortgage-backed securities (non-agency) (21.1%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	1,324,847	1,352,299
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	1,699,930	1,728,035
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,611,829	1,624,764
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	1,522,102	1,529,547
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.625%, 5/25/47	4,868,468	2,875,570
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	750,000	680,570
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	1,944,924	1,899,281
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 5.362%, 10/25/35 W	277,576	231,305
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 4.935%, 1/25/36	170,428	162,044
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 4.915%, 6/25/36	2,221,783	2,153,162
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	2,261,605	2,295,460
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.614%, 2/20/47	1,669,628	1,342,401
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 4.615%, 6/25/47	3,061,693	2,891,679
Cross Mortgage Trust 144A Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68 ††	2,000,878	2,012,334
Deutsche Alt-B Securities Mortgage Loan Trust Ser. 06-AB4, Class A4B, 6.50%, 10/25/36	1,856,875	1,611,438
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 13.804%, 4/25/28	328,280	341,702
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.254%, 3/25/28	2,713,865	2,764,214
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 15.704%, 4/25/49	637,000	766,025
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.454%, 10/25/48	2,108,000	2,631,979
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.204%, 1/25/49	4,520,000	5,615,254
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 14.954%, 3/25/49	282,000	337,077
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 8/25/50	2,647,000	3,534,454
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 7/25/50	916,000	1,219,782
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 14.09%, 4/25/42	350,000	393,719
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 12.804%, 1/25/48	2,681,000	3,183,632
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 12.054%, 3/25/50	1,000,000	1,201,596
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (US 30 Day Average SOFR + 6.36%), 10.704%, 10/25/49	1,070,000	1,196,893
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 9.266%, 9/25/47	371,000	395,631
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 9.09%, 1/25/51	1,330,000	1,453,851
Seasoned Credit Risk Transfer Trust Ser. 19-1, Class M, 4.75%, 7/25/58 W	1,230,080	1,197,970
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57 W	876,000	846,216
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	2,085,000	1,958,827

Mortgage Securities Fund
7

MORTGAGE-BACKED SECURITIES (80.4%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 17.204%, 10/25/28	$466,007	$518,937
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.204%, 10/25/28	2,813,786	3,105,803
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 14.704%, 1/25/29	777,490	852,973
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 13.704%, 4/25/29	502,554	555,143
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 11.204%, 2/25/40	3,455,000	3,684,329
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.554%, 9/25/31	734,388	775,714
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.104%, 2/25/40	1,887,000	1,972,872
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 7.704%, 1/25/40	347,000	358,422
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 7.454%, 1/25/40	311,000	318,508
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 1/25/42	3,048,000	3,111,395
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 6.34%, 11/25/41	400,000	401,799
GS Mortgage-Backed Securities Trust 144A Ser. 24-RPL4, Class A1, stepped-coupon 3.90% (4.90%, 7/1/28), 9/25/61 ††	604,450	584,478
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 4.951%, 5/19/35	950,271	284,122
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.49%, 1/25/34 (Bermuda)	1,000,000	1,021,951
HOMES Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 5.915% (6.915%, 7/1/28), 7/25/69 ††	188,240	189,178
HTAP 144A FRB Ser. 24-1, Class A, 7.00%, 4/25/37	1,039,636	1,034,617
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 4.755%, 11/25/36	980,991	838,351
JPMorgan Mortgage Trust 144A
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	1,682,508	1,695,988
FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.69%, 2/25/55	2,801,870	2,811,522
LHOME Mortgage Trust 144A
Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	641,000	646,223
Ser. 23-RTL4, Class A1, 7.628%, 11/25/28	781,000	791,618
MFA Trust Ser. 24-NPL1, Class A1, stepped-coupon 6.33% (9.33%, 9/25/27), 9/25/54 ††	621,774	623,098
MFA Trust 144A Ser. 23-NQM3, Class A1, 6.617%, 7/25/68	375,903	378,727
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 5.365%, 11/25/34	22,162	21,473
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 5.69%, 9/25/54	1,740,984	1,744,933
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.69%, 7/25/54	1,445,251	1,450,051
PRET, LLC 144A Ser. 24-NPL9, Class A1, stepped-coupon 5.851% (8.851%, 12/25/27), 12/25/54 ††	857,437	857,004
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.802%, 7/25/54	662,265	660,739
Saluda Grade Alternative Mortgage Trust 144A
Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30 ††	2,609,000	2,630,795
Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	1,420,000	1,426,468
FRB Ser. 24-RTL6, Class A1, 7.439%, 7/25/30	509,000	512,659
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 4.555%, 8/25/36	198,048	174,427
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	862,000	778,976
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 5.355%, 7/25/45	475,782	457,720
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (CME Term SOFR 1 Month + 0.57%), 4.895%, 4/25/37	416,425	409,447
		91,109,171
Total mortgage-backed securities (cost $356,819,392)		$347,311,647

8
Mortgage Securities Fund

ASSET-BACKED SECURITIES (1.0%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	$1,500,000	$1,506,988
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 8/4/25	1,510,000	1,510,386
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 6/22/25	1,460,000	1,461,130
Total asset-backed securities (cost $4,470,000)		$4,478,504
SHORT-TERM INVESTMENTS (14.4%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53% L	Shares 37,700,618	$37,700,618
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% P	Shares 2,864,000	2,864,000
U.S. Treasury Bills 4.312%, 4/8/25	$8,400,000	8,393,073
U.S. Treasury Bills 4.311%, 4/22/25 #ΔФ	13,400,000	13,366,816
Total short-term investments (cost $62,324,878)		$62,324,507
TOTAL INVESTMENTS
Total investments (cost $1,068,050,036)	$1,059,480,495
Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $431,994,861.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $479,749 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,314,966 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $244,363 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Mortgage Securities Fund
9

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	293	$60,701,360	$60,701,360	Jun-25	$(287,383)
Unrealized appreciation					—
Unrealized (depreciation)					(287,383)
Total					$(287,383)
FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
BNP Paribas
(3.30)/US SOFR/Feb-27 (Written)	Feb-26/3.30	$180,000,000	$396,000	$(175,500)
3.85/US SOFR/Feb-27 (Purchased)	Feb-26/3.85	120,000,000	(498,000)	203,040
3.65/US SOFR/Jun-35 (Purchased)	Jun-25/3.65	62,913,400	(964,148)	(227,935)
3.55/US SOFR/May-35 (Purchased)	May-25/3.55	62,913,400	(1,027,061)	(587,044)
(3.70)/US SOFR/May-35 (Written)	May-25/3.70	31,456,700	682,610	323,281
(3.10)/US SOFR/Jun-35 (Written)	Jun-25/3.10	31,456,700	138,409	71,910
(3.80)/US SOFR/Jun-35 (Written)	Jun-25/3.80	31,456,700	644,862	96,069
(3.00)/US SOFR/May-35 (Written)	May-25/3.00	31,456,700	157,284	128,280
(3.8325)/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	13,289,300	(316,950)	(61,051)
3.8325/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	13,289,300	(316,950)	26,818
Bank of America N.A.
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	26,602,700	(2,050,978)	(261,717)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	26,602,700	(2,147,446)	(580,125)
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	23,866,000	(1,373,488)	(540,732)
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	23,866,000	(1,373,488)	247,562
3.61/US SOFR/Oct-34 (Purchased)	Oct-29/3.61	17,140,800	(672,776)	(114,535)
(3.61)/US SOFR/Oct-34 (Purchased)	Oct-29/3.61	17,140,800	(672,776)	57,576
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(675,879)	(304,497)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	12,539,500	(2,658,374)	842,868
Citibank, N.A.
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00	21,637,500	(244,504)	(48,576)
Deutsche Bank AG
3.965/US SOFR/Mar-38 (Purchased)	Mar-28/3.965	11,892,700	(648,152)	29,149
(3.965)/US SOFR/Mar-38 (Purchased)	Mar-28/3.965	11,892,700	(648,152)	(27,960)
Goldman Sachs International
3.70/US SOFR/Jul-35 (Purchased)	Jul-25/3.70	62,913,400	(754,961)	209,627
(3.15)/US SOFR/Jul-35 (Written)	Jul-25/3.15	31,456,700	110,098	1,793
(3.85)/US SOFR/Jul-35 (Written)	Jul-25/3.85	31,456,700	511,958	(169,174)
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35	13,681,500	(797,631)	(308,532)
Mizuho Capital Markets LLC
4.01/US SOFR/Mar-52 (Purchased)	Mar-32/4.01	4,626,600	(554,729)	32,904
(4.01)/US SOFR/Mar-52 (Purchased)	Mar-32/4.01	4,626,600	(554,729)	(10,262)
Unrealized appreciation				2,270,877
Unrealized (depreciation)				(3,417,640)
Total				$(1,146,763)
TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $59,324,063) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 4/1/55	$23,000,000	4/21/25	$22,625,060
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	16,000,000	4/14/25	15,305,979
Uniform Mortgage-Backed Securities, 2.00%, 4/1/55	27,000,000	4/14/25	21,462,033
Total			$59,393,072

10
Mortgage Securities Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
	$50,000,000	$458,000	$1,162,857	9/21/27	3.30% — Annually	US SOFR — Annually	$1,960,529
Upfront premium received			1,162,857	Unrealized appreciation			1,960,529
Upfront premium (paid)			—	Unrealized (depreciation)			—
Total			$1,162,857	Total			$1,960,529
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$12,243,000	$16,100	$(44,967)	3/19/35	3.75% — Annually	US SOFR — Annually	$(29,305)
	4,459,000	195,442	199,273	3/19/55	US SOFR — Annually	3.55% — Annually	3,387
	748,877,000	1,723,915E	825,956	6/18/27	3.75% — Annually	US SOFR — Annually	(897,958)
	128,250,000	736,155E	(407,462)	6/18/30	US SOFR — Annually	3.75% — Annually	328,693
	145,476,000	1,128,021E	686,108	6/18/35	3.85% — Annually	US SOFR — Annually	(441,912)
	1,582,000	17,859E	(21,085)	6/18/55	US SOFR — Annually	3.85% — Annually	(3,226)
	Total		$1,237,823	$(1,040,321)
E	Extended effective date.
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	$1,664,481	$3,893,000	$1,377,343	12/16/72	500 bp — Monthly	$290,922
	CMBX NA BB.6 Index	BB-/P	254,204	745,414	172,116	5/11/63	500 bp — Monthly	82,812
	CMBX NA BBB–.16 Index	BBB–/P	31,824	140,000	24,234	4/17/65	300 bp — Monthly	7,672
	Goldman Sachs International
	CMBX NA BB.6 Index	BB-/P	6,423	18,865	4,356	5/11/63	500 bp — Monthly	2,086
	CMBX NA BBB–.16 Index	BBB–/P	28,955	141,000	24,407	4/17/65	300 bp — Monthly	4,630
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	CCC+/P	28,886	360,000	186,156	5/11/63	500 bp — Monthly	(156,920)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	134,846	1,013,000	68,681	12/16/72	200 bp — Monthly	66,558
	CMBX NA A.13 Index	A-/P	132,031	1,013,000	68,681	12/16/72	200 bp — Monthly	63,744
	CMBX NA BB.6 Index	BB-/P	186,736	851,465	196,603	5/11/63	500 bp — Monthly	(9,039)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	370,733	822,000	290,824	12/16/72	500 bp — Monthly	80,709
	CMBX NA BBB–.16 Index	BBB–/P	15,685	69,000	11,944	4/17/65	300 bp — Monthly	3,781
	Upfront premium received		2,854,804	Unrealized appreciation				602,914
	Upfront premium (paid)		—	Unrealized (depreciation)				(165,959)
	Total	$2,854,804		Total				$436,955
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Mortgage Securities Fund
11

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(140,649)	$349,000	$180,468	11/17/59	(500 bp) — Monthly	$39,480
	CMBX NA BB.10 Index	(140,246)	348,000	179,951	11/17/59	(500 bp) — Monthly	39,366
	CMBX NA BB.10 Index	(5,642)	14,000	7,239	11/17/59	(500 bp) — Monthly	1,584
	CMBX NA BB.8 Index	(28,145)	60,405	30,033	10/17/57	(500 bp) — Monthly	1,830
	CMBX NA BBB–.10 Index	(707,526)	2,354,000	456,911	11/17/59	(300 bp) — Monthly	(251,988)
	CMBX NA BBB–.12 Index	(1,285,859)	4,531,000	849,563	8/17/61	(300 bp) — Monthly	(438,940)
	CMBX NA BBB–.8 Index	(151,449)	625,322	104,179	10/17/57	(300 bp) — Monthly	(47,635)
	Goldman Sachs International
	CMBX NA BB.8 Index	(53,080)	120,810	60,067	10/17/57	(500 bp) — Monthly	6,869
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	110,130	25,429	5/11/63	(500 bp) — Monthly	(85,875)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,764)	31,000	16,030	11/17/59	(500 bp) — Monthly	14,236
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(950,911)	2,011,958	1,000,346	10/17/57	(500 bp) — Monthly	47,478
	CMBX NA BBB–.10 Index	(579,466)	1,792,000	347,827	11/17/59	(300 bp) — Monthly	(232,684)
	CMBX NA BBB–.8 Index	(262,257)	1,016,148	169,290	10/17/57	(300 bp) — Monthly	(93,559)
	Upfront premium received	—	Unrealized appreciation				150,843
	Upfront premium (paid)	(4,418,191)	Unrealized (depreciation)				(1,150,681)
	Total	$(4,418,191)	Total				$(999,838)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,478,504	$—
Mortgage-backed securities	—	347,311,647	—
U.S. government and agency mortgage obligations	—	645,365,837	—
Short-term investments	2,864,000	59,460,507	—
Totals by level	$2,864,000	$1,056,616,495	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(287,383)	$—	$—
Forward premium swap option contracts	—	(1,146,763)	—
TBA sale commitments	—	(59,393,072)	—
Interest rate swap contracts	—	(1,480,472)	—
Credit default contracts	—	1,000,504	—
Totals by level	$(287,383)	$(61,019,803)	$—

The accompanying notes are an integral part of these financial statements.

12
Mortgage Securities Fund

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,030,349,418)	$1,021,779,877
Affiliated issuers (identified cost $37,700,618) (Note 5)	37,700,618
Interest and other receivables	3,907,387
Receivable for shares of the fund sold	64,844
Receivable for investments sold	38,081,622
Receivable for sales of TBA securities (Note 1)	22,615,061
Receivable for variation margin on futures contracts (Note 1)	2,277
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,408,487
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,270,877
Unrealized appreciation on OTC swap contracts (Note 1)	2,714,286
Premium paid on OTC swap contracts (Note 1)	4,418,191
Deposits with broker (Note 1)	15,909,264
Receivable from broker (Note 1)	165,761
Prepaid assets	57,117
Total assets	1,151,095,669

LIABILITIES
Payable for investments purchased	36,720,928
Payable for purchases of TBA securities (Note 1)	608,737,938
Payable for shares of the fund repurchased	252,535
Payable for compensation of Manager (Note 2)	136,934
Payable for custodian fees (Note 2)	25,459
Payable for investor servicing fees (Note 2)	132,000
Payable for Trustee compensation and expenses (Note 2)	415,550
Payable for administrative services (Note 2)	819
Payable for distribution fees (Note 2)	82,743
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,418,528
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,417,640
Unrealized depreciation on OTC swap contracts (Note 1)	1,316,640
Premium received on OTC swap contracts (Note 1)	4,017,661
TBA sale commitments, at value (proceeds receivable $59,324,063) (Note 1)	59,393,072
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	2,864,000
Other accrued expenses	168,361
Total liabilities	719,100,808
Net assets	$431,994,861

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$856,405,922
Total distributable earnings (Note 1)	(424,411,061)
Total — Representing net assets applicable to capital shares outstanding	$431,994,861

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($375,759,547 divided by 48,063,360 shares)	$7.82
Offering price per class A share (100/96.00 of $7.82)*	$8.15
Net asset value and offering price per class C share ($1,681,476 divided by 218,219 shares)**	$7.71
Net asset value, offering price and redemption price per class R share ($3,232,158 divided by 421,020 shares)	$7.68
Net asset value, offering price and redemption price per class R6 share ($2,647,446 divided by 345,342 shares)	$7.67
Net asset value, offering price and redemption price per class Y share ($48,674,234 divided by 6,350,242 shares)	$7.66
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund	13

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Interest	$15,005,280
Dividends (including dividend income of $849,785 from investments in affiliated issuers) (Note 5)	849,785
Total investment income	15,855,065

EXPENSES
Compensation of Manager (Note 2)	780,643
Investor servicing fees (Note 2)	407,378
Custodian fees (Note 2)	30,479
Trustee compensation and expenses (Note 2)	7,243
Distribution fees (Note 2)	486,546
Administrative services (Note 2)	4,731
Other	177,370
Total expenses	1,894,390
Expense reduction (Note 2)	(17,490)
Net expenses	1,876,900
Net investment income	13,978,165

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(21,483,437)
Futures contracts (Note 1)	919,808
Swap contracts (Note 1)	13,381,238
Written options (Note 1)	88,833
Total net realized loss	(7,093,558)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	5,238,226
Futures contracts	(104,277)
Swap contracts	(2,692,634)
Written options	(1,359,844)
Total change in net unrealized appreciation	1,081,471
Net loss on investments	(6,012,087)
Net increase in net assets resulting from operations	$7,966,078

The accompanying notes are an integral part of these financial statements.

14	Mortgage Securities Fund

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Increase (decrease) in net assets
Operations
Net investment income	$13,978,165	$29,409,555
Net realized gain (loss) on investments	(7,093,558)	1,753,227
Change in net unrealized appreciation of investments	1,081,471	26,737,274
Net increase in net assets resulting from operations	7,966,078	57,900,056
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(43,654,140)	(39,130,809)
Class B	—	(13,022)
Class C	(173,032)	(188,455)
Class R	(449,864)	(418,637)
Class R6	(547,116)	(499,032)
Class Y	(3,715,983)	(2,768,936)
Increase from capital share transactions (Note 4)	38,377,624	8,308,427
Total increase (decrease) in net assets	(2,196,433)	23,189,592
Net assets
Beginning of period	434,191,294	411,001,702
End of period	$431,994,861	$434,191,294
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund	15

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
March 31, 2025**	$8.64	.27	(.72)	(.45)	(.37)	—	(.37)	$7.82	2.04*	$375,760	.46*	3.33*	626*
September 30, 2024	8.34	.59	.58	1.17	(.87)	—	(.87)	8.64	14.76	391,226.95		6.98	1,383
September 30, 2023	9.65	.59	(.67)	(.08)	(1.23)	—	(1.23)	8.34	(1.41)	375,957	.97[e]	6.52[e]	1,500
September 30, 2022	11.87	.55	(2.28)	(1.73)	(.49)	—	(.49)	9.65	(14.96)	442,394	.92[e,f]	5.02[e]	863
September 30, 2021	12.02	.53	(.19)	.34	(.14)	(.35)	(.49)	11.87	2.80	606,657	.78[e]	4.29[e]	974
September 30, 2020	12.96	.48	(.87)	(.39)	(.55)	—	(.55)	12.02	(3.05)	680,883	.75[e]	3.88[e]	916
Class C
March 31, 2025**	$8.53	.23	(.71)	(.48)	(.34)	—	(.34)	$7.71	1.67*	$1,681	.84*	2.97*	626*
September 30, 2024	8.24	.52	.58	1.10	(.81)	—	(.81)	8.53	13.94	1,613	1.70	6.21	1,383
September 30, 2023	9.54	.52	(.66)	(.14)	(1.16)	—	(1.16)	8.24	(2.07)	2,268	1.72[e]	5.76[e]	1,500
September 30, 2022	11.74	.46	(2.25)	(1.79)	(.41)	—	(.41)	9.54	(15.60)	3,467	1.67[e,f]	4.25[e]	863
September 30, 2021	11.90	.42	(.18)	.24	(.11)	(.29)	(.40)	11.74	1.94	5,938	1.53[e]	3.44[e]	974
September 30, 2020	12.84	.39	(.88)	(.49)	(.45)	—	(.45)	11.90	(3.82)	14,611	1.50[e]	3.13[e]	916
Class R
March 31, 2025**	$8.50	.25	(.72)	(.47)	(.35)	—	(.35)	$7.68	1.93*	$3,232	.59*	3.20*	626*
September 30, 2024	8.22	.56	.57	1.13	(.85)	—	(.85)	8.50	14.41	4,151	1.20	6.71	1,383
September 30, 2023	9.52	.56	(.66)	(.10)	(1.20)	—	(1.20)	8.22	(1.58)	4,518	1.22[e]	6.27[e]	1,500
September 30, 2022	11.71	.52	(2.24)	(1.72)	(.47)	—	(.47)	9.52	(15.11)	4,593	1.17[e,f]	4.77[e]	863
September 30, 2021	11.88	.49	(.20)	.29	(.13)	(.33)	(.46)	11.71	2.41	6,479	1.03[e]	4.02[e]	974
September 30, 2020	12.81	.45	(.86)	(.41)	(.52)	—	(.52)	11.88	(3.26)	7,813	1.00[e]	3.63[e]	916
Class R6
March 31, 2025**	$8.49	.28	(.72)	(.44)	(.38)	—	(.38)	$7.67	2.30*	$2,647	.26*	3.55*	626*
September 30, 2024	8.21	.61	.58	1.19	(.91)	—	(.91)	8.49	15.25	3,979.54		7.33	1,383
September 30, 2023	9.52	.62	(.67)	(.05)	(1.26)	—	(1.26)	8.21	(1.04)	5,451	.56[e]	6.94[e]	1,500
September 30, 2022	11.71	.59	(2.25)	(1.66)	(.53)	—	(.53)	9.52	(14.58)	5,123	.53[e,f]	5.40[e]	863
September 30, 2021	11.88	.57	(.20)	.37	(.15)	(.39)	(.54)	11.71	3.07	6,069	.41[e]	4.67[e]	974
September 30, 2020	12.82	.52	(.86)	(.34)	(.60)	—	(.60)	11.88	(2.71)	5,928	.37[e]	4.26[e]	916
Class Y
March 31, 2025**	$8.49	.27	(.72)	(.45)	(.38)	—	(.38)	$7.66	2.09*	$48,674	.34*	3.46*	626*
September 30, 2024	8.21	.61	.57	1.18	(.90)	—	(.90)	8.49	15.08	33,222.70		7.24	1,383
September 30, 2023	9.52	.60	(.66)	(.06)	(1.25)	—	(1.25)	8.21	(1.17)	22,575	.72[e]	6.77[e]	1,500
September 30, 2022	11.71	.58	(2.25)	(1.67)	(.52)	—	(.52)	9.52	(14.71)	27,715	.67[e,f]	5.23[e]	863
September 30, 2021	11.88	.55	(.19)	.36	(.15)	(.38)	(.53)	11.71	2.93	77,518	.53[e]	4.59[e]	974
September 30, 2020	12.81	.51	(.86)	(.35)	(.58)	—	(.58)	11.88	(2.75)	61,132	.50[e]	4.14[e]	916

The accompanying notes are an integral part of these financial statements.

16
Mortgage Securities Fund

Financial highlights cont.

*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of the following amounts:
Periods ended	Percentage of average net assets
September 30, 2023	<0.01%
September 30, 2022	<0.01
September 30, 2021	0.11
September 30, 2020	0.14
[f]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund
17

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton.
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income as the fund’s investment manager believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund’s investment manager invests at least 80% of the fund’s net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. The fund currently has significant investment exposure to commercial mortgage-backed securities. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

The fund’s investment manager may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions, including on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 4.00%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.

Effective September 5, 2024, the fund converted all of its class B shares into class A shares, and subsequently terminated its class B shares as a fund offering.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility,

18
Mortgage Securities Fund

including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $15,909,264 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.

Mortgage Securities Fund
19

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,154,512 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $2,314,966 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund

20
Mortgage Securities Fund

based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$201,349,400	$154,663,963	$356,013,363

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,060,360,302, resulting in gross unrealized appreciation and depreciation of $28,108,163 and $90,295,156, respectively, or net unrealized depreciation of $62,186,993.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.187% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$369,101
Class C	1,537
Class R	3,700
Class R6	924
Class Y	32,116
Total	$407,378

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $17,490 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $282, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Mortgage Securities Fund
21

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$469,367
Class C	1.00%	1.00%	7,794
Class R	1.00%	0.50%	9,385
Total			$486,546

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $18,150 from the sale of class A shares and received no monies in contingent deferred sales charges from redemptions of class B and class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $121 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$5,658,510,401	$5,689,399,996
U.S. government securities (Long-term)	—	—
Total	$5,658,510,401	$5,689,399,996

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	1,165,682	$9,301,641	3,657,522	$31,026,374
Shares issued in connection with reinvestment of distributions	5,072,717	39,203,921	4,160,481	35,212,881
	6,238,399	48,505,562	7,818,003	66,239,255
Shares repurchased	(3,459,441)	(27,492,923)	(7,612,085)	(64,599,632)
Net increase	2,778,958	$21,012,639	205,918	$1,639,623
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24 *
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with reinvestment of distributions	—	—	1,532	12,859
	—	—	1,532	12,859
Shares repurchased	—	—	(29,606)	(251,828)
Net decrease	—	$—	(28,074)	$(238,969)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	53,038	$412,135	27,649	$229,774
Shares issued in connection with reinvestment of distributions	20,290	154,610	20,418	170,537
	73,328	566,745	48,067	400,311
Shares repurchased	(44,281)	(352,213)	(134,196)	(1,124,836)
Net increase (decrease)	29,047	$214,532	(86,129)	$(724,525)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	27,250	$214,784	57,640	$484,604
Shares issued in connection with reinvestment of distributions	58,864	447,133	50,261	418,637
	86,114	661,917	107,901	903,241
Shares repurchased	(153,508)	(1,184,052)	(169,383)	(1,405,240)
Net decrease	(67,394)	$(522,135)	(61,482)	$(501,999)

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Mortgage Securities Fund

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	160,439	$1,319,007	96,428	$814,276
Shares issued in connection with reinvestment of distributions	68,154	516,439	58,477	486,490
	228,593	1,835,446	154,905	1,300,766
Shares repurchased	(351,875)	(2,641,756)	(349,918)	(2,935,985)
Net decrease	(123,282)	$(806,310)	(195,013)	$(1,635,219)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,280,307	$25,312,721	1,967,596	$16,497,958
Shares issued in connection with reinvestment of distributions	380,652	2,887,704	248,439	2,070,178
	3,660,959	28,200,425	2,216,035	18,568,136
Shares repurchased	(1,224,015)	(9,721,527)	(1,051,349)	(8,798,620)
Net increase	2,436,944	$18,478,898	1,164,686	$9,769,516

* Effective September 5, 2024, the fund has terminated its class B shares.

At the close of the reporting period, a shareholder of record owned 5.1% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$64,764,753	$113,045,196	$140,109,331	$849,785	$37,700,618
Total Short-term investments	$64,764,753	$113,045,196	$140,109,331	$849,785	$37,700,618
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$455,300,000
Written swap option contracts (contract amount)	$236,400,000
Futures contracts (number of contracts)	300
OTC interest rate swap contracts (notional)	$50,000,000
Centrally cleared interest rate swap contracts (notional)	$1,011,000,000
OTC credit default contracts (notional)	$22,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables	$3,418,353	Payables	$2,417,849
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	3,838,225 *	Payables, Net assets — Unrealized depreciation	6,752,843 *
Total		$7,256,578		$9,170,692
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Mortgage Securities Fund
23

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(31,804)	$(31,804)
Interest rate contracts	(220,166)	919,808	13,413,042	14,112,684
Total	$(220,166)	$919,808	$13,381,238	$14,080,880
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$443,426	$443,426
Interest rate contracts	(795,901)	(104,277)	(3,136,060)	(4,036,238)
Total	$(795,901)	$(104,277)	$(2,692,634)	$(3,592,812)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BNP Paribas	Citibank, N.A.	Citigroup Global Markets, Inc.	Deutsche Bank AG
Assets:
OTC Interest rate swap contracts *#	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap contracts §	—	—	1,408,487	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	1,803,213	—
Futures contracts §	—	—	—	—	—	—	—
Forward premium swap option contracts #	305,138	842,868	—	849,398	—	—	29,149
Total Assets	$305,138	$842,868	$1,408,487	$849,398	$—	$1,803,213	$29,149
Liabilities:
OTC Interest rate swap contracts *#	—	—	—	—	—	—	—
Centrally cleared interest rate swap contracts §	—	—	1,418,528	—	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	1,569,103	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—
Forward premium swap option contracts #	1,497,109	304,497	—	1,051,530	48,576	—	27,960
Total Liabilities	$1,497,109	$304,497	$1,418,528	$1,051,530	$48,576	$1,569,103	$27,960
Total Financial and Derivative Net Assets	$(1,191,971)	$538,371	$(10,041)	$(202,132)	$(48,576)	$234,110	$1,189
Total collateral received (pledged) †##	$(1,191,971)	$538,371	$—	$(202,132)	$—	$210,000	$—
Net amount	$—	$—	$(10,041)	$—	$(48,576)	$24,110	$1,189
Controlled collateral received (including TBA commitments) **	$—	$590,000	$—	$—	$—	$336,000	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(1,221,815)	$—	$—	$(285,256)	$—	$—	$—

24
Mortgage Securities Fund

	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. LLC	Morgan Stanley & Co. International PLC	Wells Fargo Bank, N.A.	Total
Assets:
OTC Interest rate swap contracts *#	$—	$—	$—	$—	$—	$797,672	$—	$797,672
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	1,408,487
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	59,949	25,322	16,000	—	—	1,513,869	—	3,418,353
Futures contracts §	—	2,277	—	—	—	—	—	2,277
Forward premium swap option contracts #	211,420	—	—	32,904	—	—	—	2,270,877
Total Assets	$271,369	$27,599	$16,000	$32,904	$—	$2,311,541	$—	$7,897,666
Liabilities:
OTC Interest rate swap contracts *#	—	—	—	—	—	—	—	—
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	1,418,528
OTC Credit default contracts — protection sold *#	28,662	185,806	332,350	—	—	301,928	—	2,417,849
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—
Futures contracts §	—		—	—	—	—	—	—
Forward premium swap option contracts #	477,706	—	—	10,262	—	—	—	3,417,640
Total Liabilities	$506,368	$185,806	$332,350	$10,262	$—	$301,928	$—	$7,254,017
Total Financial and Derivative Net Assets	$(234,999)	$(158,207)	$(316,350)	$22,642	$—	$2,009,613	$—	$643,649
Total collateral received (pledged) †##	$(234,999)	$(158,207)	$(316,350)	$—	$—	$1,938,000	$—
Net amount	$—	$—	$—	$22,642	$—	$71,613	$—
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$1,938,000	$—	$2,864,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(352,082)	$(188,509)	$(373,028)	$—	$(81,787)	$—	$(56,852)	$(2,559,329)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $479,749 and $15,909,264, respectively.

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Mortgage Securities Fund
25

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Board approval of management and subadvisory agreements (Unaudited)

Not applicable

26
Mortgage Securities Fund

© 2025 Franklin Templeton. All rights reserved.	38913-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025